Employee Benefit Plans - Annual returns on plan assets, expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefit Plans
Annual returns on plan assets (as percentage)	19.70%	25.80%	(6.20%)	17.40%	8.20%
Defined benefit, expected expense in next fiscal year	$ 1.1
Defined benefit, expected expense current fiscal year	$ 1.8